Allowance for Credit Losses (Tables)	6 Months Ended
Jun. 30, 2022
Receivables [Abstract]
Schedule of Allowance for Credit Losses
The allowance for credit losses balance, which is recorded in accounts receivable and other current assets, changed as follows.

	Quarter		Year-to-Date
($ millions)	2022	2021	2022	2021
Periods ended June 30
Balance, beginning of period	(53)	(64)	(53)	(64)
Credit loss expense	(5)	(1)	(10)	(8)
Write-offs, net of recoveries	6	3	11	8
Foreign exchange	(1)	—	(1)	2
Balance, end of period	(53)	(62)	(53)	(62)